Financial liabilities designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Designated financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at fair value through profit or loss
23.	Financial liabilities designated at fair value through profit or loss

(a)	Financial liabilities designated at fair value through profit or loss as of December 31, 2023 and 2024 are as follows:

	2023		2024	Reason for designation
Equity-linked securities sold	~~W~~	5,610,256	5,449,026	Compound financial instrument
Securities sold with embedded derivatives		1,931,639	2,510,150
Debt securities issued		254,832	261,299	Fair value measurement and management

	~~W~~	7,796,727	8,220,475

(*)	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.
Maximum credit risk exposure of the financial liabilities designated at fair value through profit or loss amounts to
~~W~~
8,220,475 million as of December 31, 2024. Decrease in values of the liability due to credit risk changes is
~~W~~
8,616 million for the year ended December 31, 2024 and the accumulated changes in values are
~~W~~
(-)7,566 million as of December 31, 2024.

(b)
The difference between the carrying amount of financial liabilities designated at fair value through profit or loss and the amount required to be paid at contractual maturity as of December 31, 2023 and 2024 are as follows:

	2023		2024
Expiration payment	~~W~~	7,519,962	8,001,931
Carrying amount		7,796,727	8,220,475

Difference from carrying amount	~~W~~	(276,765)	(218,544)